As filed with the Securities and Exchange Commission on September 26, 2003

Registration Nos. 333-28339; 811-08239

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 25	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28	☒

ProFunds

(Exact Name of Registrant as Specified in Charter)

7501 Wisconsin Avenue, Suite 1000

Bethesda, Maryland 20814

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 497-6400

With copy to:

Michael L. Sapir	William J. Tomko
Chairman	President
ProFund Advisors LLC	BISYS Fund Services
7501 Wisconsin Avenue, Suite 1000	3435 Stelzer Road
Bethesda, Maryland 20814	Columbus, Ohio 43219
(Name and Address of Agent for Service Process)

Approximate Date of Commencement of the Proposed Public Offering of the Securities:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☒	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A is filed for the purpose of adding disclosure regarding two new series of the Registrant (File Nos. 333-28339, 811-08239). Accordingly, this filing does not relate to the existing series of the Registrant, disclosure of which is hereby incorporated by reference to the following documents: (1) the prospectus and statement of additional information relating to 12 “Classic ProFunds”, 6 “Ultra ProFunds, 5 Inverse ProFunds, 21 “UltraSector” ProFunds, 2 “Bond Benchmarked” ProFunds and Money Market ProFund included in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed pursuant to Rule 485(b) under the Securities Act of 1933, on April 30, 2003; and (2) the prospectus and statement of additional information relating to 13 “Classic” ProFunds VP, 7 “Ultra” ProFunds VP, 5 “Inverse” ProFunds VP, 21 “Sector” ProFunds VP, 2 “Bond Benchmarked” ProFunds VP and Money Market ProFund VP included in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, filed pursuant to Rule 485(b) under the Securities Act of 1933, on April 30, 2003.

SUBJECT TO COMPLETION. PRELIMINARY PROSPECTUS DATED September 26, 2003. The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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BOND BENCHMARKED PROFUNDS

U.S. Government 10 ProFund

U.S. Government 30 ProFund

Prospectus

[            ], 200[    ]

Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[LOGO]

ProFunds

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5	PROFUNDS OVERVIEW

6	BOND BENCHMARKED PROFUNDS
7	U.S. Government 10 ProFund
8	U.S. Government 30 ProFund

9	STRATEGIES AND RISKS

13	PROFUNDS MANAGEMENT

15	GENERAL PROFUNDS INFORMATION

18	SHAREHOLDER SERVICES GUIDE

26	FINANCIAL HIGHLIGHTS

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P R O F U N D S  O V E R V I E W

The ProFunds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular benchmark.1

Bond Benchmarked ProFunds: Bond Benchmarked ProFunds seek to provide daily investment results, before fees and expenses, that correspond to the daily price movement, of their benchmark.

ProFund	Security	Daily Benchmark	Types of Securities
U.S. Government 10 ProFund	Most recently issued 10-year U.S. Treasury Note	Match (100%)	U.S. Treasury securities
U.S. Government 30 ProFund	Most recently issued 30-year U.S. Treasury Bond	Match (100%)	U.S. Treasury securities

An investment in a ProFund is not a deposit of a bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. ProFunds are not guaranteed to achieve their investment objectives, and an investment in a ProFund could lose money. No single ProFund is a complete investment program.

[1]	A benchmark may be any standard of investment performance to which a mutual fund seeks to measure its return, such as a stock index or a security. The U.S. Government 10 ProFund has a benchmark of matching the daily price movement of the most recently issued 10-year U. S. Treasury Note.

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B O N D  B E N C H M A R K E D  P R O F U N D S

ProFund	Security	Daily Benchmark
U.S. Government 10 ProFund	Most recently issued 10-year U.S. Treasury Note	Match (100%)
U.S. Government 30 ProFund	Most recently issued 30-year U.S. Treasury Bond	Match (100%)

Bond Benchmarked ProFunds may be appropriate for investors who:

➢	expect the price on the most recently issued 10-year U.S. Treasury Note or 30-year U.S. Treasury Bond to increase.

Both Bond Benchmarked ProFunds may be appropriate for investors who are executing a strategy that relies on frequent buying, selling, or exchanging among mutual funds with different objectives. The ProFunds do not limit how often an investor may exchange among ProFunds and do not impose any transaction fee when investors buy, sell or exchange a ProFund, other than a $10 wire redemption fee under certain circumstances.

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U . S . G O V E R N M E N T  10  P R O F U N D

Investment Objective. U.S. Government 10 ProFund seeks daily investment results, before fees and expenses, that correspond to (100%) of the daily price movement of the most recently issued 10-year U.S. Treasury Note (“Note”) .

If U.S. Government 10 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount, on a percentage basis, as any increase in the price of the Note on a given day. Conversely, it should lose approximately the same amount, on a percentage basis, as any decrease in the price of the Note on a given day.

Principal Investment Strategy. U.S. Government 10 ProFund invests in debt instruments and/or financial instruments that, in combination, should have similar daily price return characteristics as the daily price movement of the Note. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments with similar economic characteristics

Principal Risk Considerations. The principal risks of investing in U.S. Government 10 ProFund are market risk, debt instrument risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, interest rate risk, and repurchase agreement risk.

For more information on U.S. Government 10 ProFund’s investment strategies and risks, including a description of the terms listed in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because U.S. Government 10 ProFund is a new fund, it does not have a record of performance to compare against other investment companies or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the estimated fees and expenses you may pay if you buy and hold shares of U.S. Government 10 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)        $10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class [ ]	Service Class [ ]

Investment Advisory Fees	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses*	[ ]%	[ ]%

Total Annual ProFund Operating Expenses	[ ]%	[ ]%

* Other Expenses are estimates, as this fund has not been in operation prior to the date of this Prospectus.

Example: This example is intended to help you compare the cost of investing in U.S. Government 10 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year			Three Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

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U . S . G O V E R N M E N T  3 0  P R O F U N D

Investment Objective. U.S. Government 30 ProFund seeks daily investment results, before fees and expenses, that correspond to (100%) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

If U.S. Government 30 ProFund is successful in meeting its objective, its net asset value should gain approximately the same amount on a percentage basis, as any increase in the price of the Long Bond on a given day. Conversely, it should lose approximately the same amount, on a percentage basis, as any decrease in the price of the Long Bond on a given day.

Principal Investment Strategy. U.S. Government 30 ProFund invests in debt instruments and/or financial instruments that, in combination, should have similar daily price return characteristics as the daily price movement of the Long Bond. Under normal circumstances, this ProFund commits at least 80% of its assets to U.S. Government securities and/or financial instruments with similar economic characteristics.

Principal Risk Considerations. The principal risks of investing in U.S. Government 30 ProFund are market risk, debt instrument risk, correlation risk, liquidity risk, aggressive investment technique risk, non-diversification risk, active investor risk, interest rate risk and repurchase agreement risk.

For more information on U.S. Government 30 ProFund’s investment strategies and risks, including a description of the terms listed in bold, please refer to “Strategies and Risks” later in this Prospectus.

Fund Performance. Because U.S. Government 30 ProFund is a new fund, it does not have a record of performance for a full calendar year to compare against other investment companies or broad measures of securities market performance, such as indices.

Fees and Expenses of the Fund. The table below describes the estimated fees and expenses you may pay if you buy and hold shares of U.S. Government 30 ProFund.

Shareholder Fees (fees paid directly from your investment)

Wire Redemption Fee (This charge may be waived at the discretion of ProFunds.)        $10

Annual Fund Operating Expenses (as a percentage of average daily net assets)	Investor Class [ ]	Service Class [ ]

Investment Advisory Fees	[ ]%	[ ]%
Distribution and Service (12b-1) Fees	[ ]%	[ ]%
Other Expenses*	[ ]%	[ ]%

Total Annual ProFund Operating Expenses	[ ]%	[ ]%

* Other Expenses are estimates, as this fund has not been in operation prior to the date of this Prospectus.

Example: This example is intended to help you compare the cost of investing in U.S. Government 30 ProFund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

	One Year			Three Years
Investor Class	$	[	]	$	[	]
Service Class	$	[	]	$	[	]

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S T R A T E G I E S  A N D  R I S K S

“The ProFunds take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks.”

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S T R A T E G I E S  A N D  R I S K S

More on Strategies: In seeking to achieve the ProFunds’ investment objectives of seeking daily investment results, before fees and expenses that correspond to a specific benchmark, ProFund Advisors uses a mathematical approach to investing. Using this approach, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund should hold to approximate the performance of its benchmark.

The investment objective of each ProFund is non-fundamental and may be changed without shareholder approval. Each ProFund reserves the right to substitute a different index or security for the index or security underlying its benchmark. ProFund Advisors does not invest the assets of the ProFunds in securities or financial instruments based on ProFund Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional stock research or analysis, or forecast market movement or trends, in managing the assets of the ProFunds. The ProFunds are designed to correspond to the daily performance of their benchmark security – whether the benchmark security is rising or falling. Each ProFund seeks to remain fully invested at all times in securities or financial instruments that provide exposure to its benchmark without regard to market conditions, trends or direction. The ProFunds also do not take temporary defensive positions. The ProFunds do not seek to provide correlation with their benchmarks over a period of time other than daily because mathematical compounding prevents the ProFunds from achieving such results.

The ProFunds take positions in securities and other financial instruments that ProFund Advisors believes should have similar investment characteristics as, and simulate the movement of, their respective benchmarks. In addition to each ProFund’s principal investment strategy, each ProFund is permitted to use other securities, investment strategies and techniques in pursuit of its investment objective.

Important Concepts and Definitions:

This section describes important concepts that may be unfamiliar to an investor.

➢	Debt Instruments include bonds and other instruments, such as certificates of deposit, euro time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and U.S. Government securities that are used by U.S. and foreign banks, financial institutions, corporations, or other entities, to borrow money from investors. Holders of debt instruments have a higher priority claim to assets than do holders of equity securities. Typically, the debt issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at maturity. Some debt instruments, such as zero coupon bonds, are sold at a discount from their face values instead of paying interest.

➢	Financial Instruments The ProFunds may utilize a variety of financial instruments in pursuing their investment objectives, including investment contracts whose value is derived from the value of an underlying asset, interest rate or index such as futures contracts, options on futures contracts, swap agreements, forward contracts, structured notes, options on securities and stock indices and investments covering such positions. The ProFunds may invest in financial instruments as a substitute for investing directly in stocks or bonds in order to gain exposure to the appropriate benchmark index or security. Financial instruments may also be used to produce economically “leveraged” investment results.

➢	Forward contracts are two-party contracts entered into with dealers or financial institutions where a purchase or sale of a specific quantity of a commodity, security, foreign currency or other financial instrument at a set price, with delivery and settlement at a specified future date. Forwards may also be structured for cash settlement, rather than physical delivery.

➢	Futures or futures contracts are contracts to pay a fixed price for an agreed-upon amount of commodities or securities, or the cash value of the commodity or securities on an agreed-upon date.

➢	Money Market Instruments are short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles. Money market instruments include U.S. Government securities and repurchase agreements.

➢	Option Contracts grant one party a right, for a price, either to buy or sell a security or futures contract at a fixed price during a specified period or on a specified day. Call options give investors the right to buy a stock at an agreed-upon price on or before a certain date. A put option gives you the right to sell a stock at an agreed-upon price on or before a certain date.

➢	Repurchase Agreements are agreements between a seller and a buyer, usually of U.S. Government securities, whereby the seller agrees to repurchase the securities at an agreed upon price and, usually, at a stated time.

➢	Reverse Repurchase Agreements involve the sale of a security by a fund to another party (generally a bank or dealer) in return for cash and an agreement by the fund to buy the security back at a specified price and time.

➢	Selling Short is selling a security, usually borrowed, and buying it back at a later date.

➢	Structured Notes are complex debt instruments in which the issuer enters into one or more swap arrangements to change the cash flows it is required to make.

➢	Swap Agreements are two-party contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.

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➢	U.S. Government Securities are issued or guaranteed as to principal or interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the federal government. Other U.S. Government securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization.

More On Risks: Like all investments, the ProFunds entail risks. Many factors affect the value of an investment in a ProFund. The factors most likely to have a significant impact on a ProFund’s portfolio are called “principal risks.” The principal risks for each ProFund are identified in each ProFund description and are described below. A ProFund may be subject to risks in addition to those identified as principal risks and risks other than those described below. The Statement of Additional Information contains additional information about the ProFunds, their investment strategies and related risks.

In addition to the general risks described above, the following risks may apply :

Active Investor Risk ProFund Advisors expects a significant portion of the assets of the ProFunds to come from professional money managers and investors who use ProFunds as part of “market timing” investment strategies. These strategies often call for frequent trading of ProFund shares to take advantage of anticipated changes in market conditions. Active trading could increase the rate of portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction expenses and generating taxable short-term capital gains. In addition, large movements of assets into and out of the ProFunds may negatively impact a ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, a ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Aggressive Investment Technique Risk The ProFunds use investment techniques that may be considered aggressive, including the use of futures contracts, options on futures contracts, swap agreements, options on securities and indices, forward contracts and similar instruments. Such techniques, particularly when used to create leverage, may expose the ProFunds to potentially dramatic changes (losses) in the value of the instruments and imperfect correlation between the value of the instruments and the benchmark security. The use of aggressive investment techniques may also expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in a ProFund’s benchmark security including: 1) the risk that an instrument is mispriced; 2) credit or performance risk on the amount each ProFund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 4) imperfect correlation between the price of derivative instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, both of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired.

Correlation Risk A number of factors may affect a ProFund’s ability to achieve a high correlation with its benchmark, and there can be no guarantee that a ProFund will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. The following factors, including fees, expenses and income items, may adversely affect a ProFund’s correlation with its benchmark. A ProFund may invest in securities or in other financial instruments not included in its benchmark A ProFund may be subject to large movements of assets into and out of the ProFund and may receive information on purchases and redemptions into or out of a ProFund after the relevant exchange or market closes, potentially resulting in the ProFund being over- or under-exposed. An exchange or market may close early or issue trading halts, or the ability to buy or sell certain securities may be restricted, which may result in a ProFund being unable to buy or sell certain securities or financial instruments. In such circumstances, a ProFund may be unable to rebalance its portfolio, accurately price its investments and/or may incur substantial trading losses.

Debt Instrument Risk . U.S. Government 10 ProFund, and U.S. Government 30 ProFund invest principally or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of a debt instrument falls when interest rates rise. Debt instruments with longer maturities may fluctuate more in response to interest rate changes than instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security can repay principal prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in a ProFund to decrease.

Interest Rate Risk Interest rate risk is the risk that securities may fluctuate in value due to changes in interest rates and other factors. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

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Liquidity Risk In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which the ProFunds invest, the ProFunds might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds from limiting losses or realizing gains.

Market Risk The ProFunds are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the U.S. Government 10 ProFund, and U.S. Government 30 ProFund should lose value on days when the price of the security underlying their benchmarks decreases in value (adverse market conditions for these ProFunds).

Non-Diversification Risk The ProFunds are classified as “non-diversified” under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of issuers, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be. This risk may be particularly acute with respect to a ProFund because its performance is intended to match the performance of a single security.

Repurchase Agreement Risk. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a ProFund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the ProFund may have difficulty exercising rights to the collateral.

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P R O F U N D S  M A N A G E M E N T

“The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.”

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P R O F U N D S  M A N A G E M E N T

BOARD OF TRUSTEES AND OFFICERS

The ProFunds’ Board of Trustees is responsible for the general supervision of the ProFunds. The ProFunds’ officers are responsible for the day-to-day operations of the ProFunds.

INVESTMENT ADVISER

ProFund Advisors LLC

ProFund Advisors LLC, located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment adviser to all of the ProFunds and provides investment advice and management services to the ProFunds. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFund. It is entitled to receive annual fees equal to[ 0.00.]% of the average daily net assets of U.S. Government 10 ProFund and U.S. Government 30 ProFund. ProFund Advisors bears the costs of providing advisory services

Michael L. Sapir, Chairman and Chief Executive Officer of ProFund Advisors LLC since 1997, formerly served as senior vice president of Padco Advisors, Inc., which advises Rydex® Funds. In addition, Mr. Sapir practiced law, primarily representing financial institutions for over 13 years, most recently as a partner in a Washington-based law firm. He holds degrees from Georgetown University Law Center (J.D.) and University of Miami (M.B.A. and B.A.).

Louis M. Mayberg, President of ProFund Advisors LLC since 1997, co-founded National Capital Companies, L.L.C., an investment bank specializing in financial service companies mergers and acquisitions and equity underwritings in 1986, and managed its financial services hedge fund. He holds a Bachelor of Business Administration degree with a major in Finance from George Washington University.

William E. Seale, Ph.D., Chief Investment Officer since 2003 and formerly Director of Portfolio for ProFund Advisors LLC since 1997, has more than 30 years of experience in the financial markets. His background includes a five-year presidential appointment as a commissioner of the U.S. Commodity Futures Trading Commission and Chairman of the Finance Department at George Washington University. He earned his degrees at the University of Kentucky. Each ProFund, is managed by an investment team chaired by Dr. Seale.

OTHER SERVICE PROVIDERS

ProFunds Distributors, Inc., located at 3435 Stelzer Road, Columbus, Ohio, 43219, acts as the distributor of ProFund shares and is an affiliate of BISYS Fund Services Limited Partnership (“BISYS”). BISYS, located at 3435 Stelzer Road, Columbus, Ohio 43219, acts as the administrator to the ProFunds, providing operations, compliance and administrative services.

ProFund Advisors also performs certain management services, including client support and other administrative services, for the ProFunds under a Management Services Agreement. ProFund Advisors is entitled to receive annual fees equal to 0.15% of the average daily net assets of each ProFund for such services.

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G E N E R A L  P R O F U N D S  I N F O R M A T I O N

“Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after a purchase order, redemption or exchange request is received in good order.”

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G E N E R A L  P R O F U N D S  I N F O R M A T I O N

CALCULATING U.S. GOVERNMENT 10 PROFUND’S AND U.S. GOVERNMENT 30 PROFUND’S SHARE PRICES

U.S. Government 10 ProFund and U.S. Government 30 ProFund calculate their daily share price on the basis of the net asset value of each class of shares at the close of regular trading on the NYSE every day the NYSE is open for business except for Columbus Day and Veterans’ Day and as provided below.

Purchases, redemptions and exchanges of shares are effected at the net asset value per share next determined after a purchase order, redemption or exchange request is received in good order. If a ProFund’s portfolio investments trade in markets on days when the ProFund’s principal trading market(s) is closed, the ProFund’s net asset value may vary on days when investors cannot purchase or redeem shares.

Each ProFund determines the net asset value per share of each class of its shares by dividing the market value of the assets attributable to the class, less the liabilities attributable to the class, by the number of the class’s outstanding shares.

A ProFund’s assets are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available, that investment may be valued by another method that the Board of Trustees believes accurately reflects fair value. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close. This procedure incurs the unavoidable risk that the fair value of an investment may be higher or lower than the investment might actually command if the ProFund sold it. See the Statement of Additional Information for more details.

The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. Exchange holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day. If the exchange or market on which a ProFund’s underlying investments are primarily traded closes early, the net asset value may be calculated prior to its normal calculation time. For example, if the Bond Market Association recommends an early close of the bond markets, U.S. Government 10 ProFund and U.S. Government 30 ProFund may also close early.

DIVIDENDS AND DISTRIBUTIONS

Each of the ProFunds intends to declare and distribute to its shareholders annually all of the year’s net investment income and net capital gains. Each ProFund will reinvest these distributions in additional shares of the ProFund making the distribution unless a shareholder has written to request a direct cash distribution. As a general policy, ProFunds does not announce dividend distribution dates in advance.

U.S. Government 10 ProFund and U.S. Government 30 ProFund declare dividends from net investment income daily and pay the dividends on a monthly basis. U.S. Government 10 ProFund and U.S. Government 30 ProFund will pay annually any long-term capital gains as well as any short-term capital gains that they did not distribute during the year, but reserve the right to include in the dividend any short-term capital gains on securities that they sell. Each of the other ProFunds declares and distributes net investment income, if any, and net capital gains, if any, at least annually. Each ProFund, however, may declare an additional capital gains distribution if such a distribution would be in the best interest of the shareholders of the ProFund.

Please keep in mind:

➢	Dividend and distribution proceeds will be reinvested in additional shares of the ProFund making the distribution unless you have requested in writing that proceeds be paid to you by check

➢	By selecting the direct cash distribution option, the shareholder agrees to the following conditions:

➢	Any dividend or distribution check, which has been returned to ProFunds, or has remained uncashed for a period of six months from the issuance date, will be cancelled, and the funds will be reinvested on the date of cancellation into the appropriate class of the ProFund from which such distribution was paid; and

➢

Any account on which a dividend or distribution check was returned or remained uncashed for a period of six months will automatically have the dividend and distribution payment election adjusted so that all future dividends or distributions are

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reinvested into the appropriate class of the ProFund from which such dividend or distribution would have been paid unless subsequent distribution checks have been cashed.

TAX CONSEQUENCES

The following information is meant as a general summary for U.S. taxpayers. Please see the Statement of Additional Information for more information. You should rely on your own tax advisor about the particular federal, state, local and foreign tax consequences to you of investing in a ProFund.

A ProFund does not ordinarily pay income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. ProFund shareholders may be subject to tax on the dividends they receive. Each ProFund expects to distribute all or substantially all of its income and gains to shareholders every year. Shareholders will generally be subject to tax on dividends regardless of how long they have held ProFund shares and regardless of whether they receive cash or choose to have distributions and dividends reinvested. Dividends generally will be taxable as either ordinary income or long-term capital gains. For example, if a ProFund designates a particular distribution as a long-term capital gains distribution, it will be taxable to shareholders at their long-term capital gains rate. Dividends may also be subject to state and local taxes.

If shareholders sell or redeem their ProFund shares, they may have a capital gain or loss, which will be long-term or short-term, generally depending upon how long they have held the shares. An exchange out of a ProFund is generally considered as a sale of the ProFund.

Every year the ProFunds will send shareholders tax information on the dividends and distributions for the previous year.

The tax consequences for tax deferred retirement accounts or non-taxable shareholders will be different.

Please keep in mind:

➢	Whether a distribution by a ProFund is taxable to shareholders as ordinary income or at the lower capital gains rate depends on whether it is long-term capital gains of the ProFund, not on how long an investor has owned shares of the ProFund.

➢	Dividends and distributions declared by a ProFund in October, November or December of one year and paid in January of the next year may be taxable in the year the ProFund declared them.

➢	As with all mutual funds, a ProFund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions and redemption proceeds payable to shareholders who fail to provide the ProFund with correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability. You also may be subject to a $50 fee to reimburse the ProFunds for any penalty that the IRS may impose.

Please see the Statement of Additional Information for more information. Because each investor’s tax circumstances are unique and because the tax laws are subject to change, ProFunds recommends that shareholders consult their tax advisors about federal, state, local and foreign tax consequences of investment in the ProFunds.

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S H A R E H O L D E R  S E R V I C E S  G U I D E

“Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund.”

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S H A R E H O L D E R  S E R V I C E S  G U I D E

CONTACTING PROFUNDS

By telephone:

(614) 470-8122 – for individual or foreign investors

(888) 776-3637 – a toll free phone line for individual investors

(888) 776-5717 – a toll free phone line dedicated for use by institutions and financial professionals only

By mail:	ProFunds P.O. Box 182800 Columbus, OH 43218-2800

By overnight mail:	ProFunds c/o BISYS Fund Services 3435 Stelzer Road Columbus, OH 43219-8001

MINIMUM INVESTMENTS

➢	$5,000 for discretionary accounts controlled by a financial professional.
➢	$15,000 for self-directed accounts controlled directly by investors.

These minimums apply to all ProFund accounts, including retirement plans, and apply to the total initial value of an account. These minimums may be different for investments made through certain brokerage or wrap programs. In addition, each ProFund may waive or lower purchase or account minimums in other circumstances. ProFunds reserves the right to reject or refuse, at its discretion, any order for the purchase of a ProFund’s shares in whole or in part.

CLASSES OF SHARES

ProFunds offer two classes of shares: Investor Class Shares and Service Class Shares. Investor Class Shares may be purchased directly from ProFunds Distributors, Inc. Service Class Shares are available for purchase through an authorized financial professional.

DISTRIBUTION AND SERVICE (12b-1) FEES

Under a Rule 12b-1 Distribution and Shareholder Services Plan (the “Plan”) adopted by the Trustees and administered by ProFunds Distributors, Inc., each ProFund may pay financial intermediaries, such as broker-dealers and investment advisers, up to 1.00% on an annualized basis of the average daily net assets attributable to Service Class Shares as reimbursement or compensation for distribution related activities with respect to Service Class Shares and/or shareholder services. Over time, fees paid under the Plan will increase the cost of a Service Class shareholder’s investment and may cost more than other types of sales charges.

ProFund Advisors or other service providers, may utilize their own resources to finance distribution or service activities on behalf of the ProFunds, including compensating ProFunds Distributors, Inc. and other third parties for distribution related activities or the provision of shareholder services not otherwise covered by the Plan. To the extent that the Trustees may direct that accrual/collection of fees under the Plan be reduced or eliminated from time to time, ProFund Advisors or other service providers may agree, in their sole discretion, to fund the resulting shortfall in Plan payments to financial intermediaries.

OTHER FEES

Investor Class Shares and Service Class Shares may bear fees payable to intermediaries or financial institutions for provision of record keeping, sub-accounting services and other investor services not otherwise performed by the transfer agent or other service provider.

OPENING YOUR PROFUNDS ACCOUNT

By mail:

➢	Complete an application for the appropriate share class. Send the application, along with a check payable to “ProFunds,” to the mailing address above.

➢

If the application does not designate a specific ProFund, your investment will be made in Money Market ProFund. Unless you later direct ProFunds to (1) purchase shares of another ProFund or (2) redeem shares of Money Market ProFund and

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return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of Money Market ProFund. If the application does not designate a share class, your investment will be made in the Investor Class. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks and credit card checks are not accepted. Third-party checks are generally not accepted for initial investment. All purchases must be made in U.S. dollars drawn on a U.S. bank.

By wire transfer:

➢	Complete an application and fax it to ProFunds at (800) 782-4797 (toll-free) or (614) 470-8718.
➢	Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122 to: a) confirm receipt of the faxed application, b) request your new account number, c) inform ProFunds of the amount to be wired and d) receive a confirmation number for your purchase order (your trade is not effective until you have received a confirmation number from ProFunds).
➢	After receiving your confirmation number, instruct your bank to transfer money by wire to:

Huntington Bank

Columbus, OH

Routing/ABA #: 044000024

ProFunds DDA # 01892150549

For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

Confirmation number: The confirmation number given to you by the ProFunds’ representative.

Send the original, signed application to ProFunds at the mailing or overnight address above under “Contacting ProFunds.”

Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern Time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Establishing Accounts For Tax-Sheltered Retirement Plans

The ProFunds sponsor several types of Individual Retirement Accounts (“IRAs”), tax sheltered annuities (TSAs or 403(b)(7) plans), profit sharing plans, money purchase plans and individual 401(k) plans that enable individual investors to set up retirement savings programs. The IRA custodian charges an annual fee of $15 per social security number for all types of IRAs. The annual fee may be waived in certain circumstances. Individual 401(k) plans have separate record keeping and reporting fees. For additional information, please visit the ProFunds website, www.profunds.com or contact ProFunds at (888) 776-3637.

PURCHASING ADDITIONAL PROFUND SHARES

Minimum: The minimum subsequent purchase amount is $100.

By mail: Send a check payable to “ProFunds” to the mailing address above. Write the name of the ProFund in which you wish to invest and your account number on the check. Please include an investment slip, which is attached to your purchase transaction confirmation statement, for the appropriate ProFund. Cash, starter checks, Internet-based checks, credit cards, travelers’ checks, money orders and credit card checks are not accepted. Third-party checks are generally not accepted. All purchases must be made in U.S. dollars drawn on a U.S. bank.

By wire transfer:

➢	Call ProFunds at (888) 776-3637 (toll-free) or (614) 470-8122. Inform ProFunds of your account number, the amount to be wired, and the ProFund(s) in which you wish to invest. You will then be given a confirmation number for your purchase order.

➢	After receiving your confirmation number, instruct your bank to transfer money by wire to:

Huntington Bank

Columbus, OH

Routing/ABA #: 044000024

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ProFunds DDA # 01892150549

For further credit to: Your name, the name of the ProFund(s), and your ProFunds account number.

Confirmation number: The confirmation number given to you by the ProFunds’ representative.

Send the original, signed application to ProFunds at the mail or overnight address above under “Contacting ProFunds.”

Instructions, written or telephonic, given to ProFunds for wire transfer requests do not constitute a transaction request in good order until the wire transfer has been received by ProFunds. ProFunds is not responsible for transfer errors by the sending or receiving bank. Investment instructions provided to ProFunds may be cancelled if the wire transfer is not received by 3:30 p.m. Eastern time. ProFunds will not be liable for any loss incurred due to a wire transfer not having been received.

Although ProFunds does not charge for wire receipt, your bank may charge a fee to send or receive wires.

Procedures for purchasing initial and subsequent shares:

➢	ProFunds prices shares you purchase at the price per share next computed after we (or an authorized financial intermediary) receive your purchase request in good order. To be in good order, a purchase request must include a wire, check or other form of payment, and for new accounts, a properly completed application. ProFunds and ProFunds Distributors, Inc. may reject any purchase request, in whole or in part, for any reason.

➢	Any check or wire order received which does not designate a specific ProFund will be used to purchase shares (i) in your existing ProFund account, if you have an investment in only one ProFund, or (ii) in Money Market ProFund Investor Class, if you have more than one ProFund investment. Unless you later direct ProFunds to (i) purchase shares of another ProFund or (ii) redeem shares of Money Market ProFund and return the proceeds (including any dividends earned) to you, ProFunds will treat your inaction as approval of the purchase of Money Market ProFund. If the wire or check cannot be identified, it may be rejected and returned. Checks submitted to ProFunds will be automatically deposited upon receipt. Applications and other paperwork submitted with such payment will be promptly reviewed. In the event such additional information is not in good order, any amount deposited will be refunded by check no later than ten days from receipt of such payment to allow adequate time for the original check to clear through the banking system. Neither ProFunds nor ProFunds Distributors, Inc. will be responsible for investment opportunities lost as a result of investments being directed to Money Market ProFund, or an existing active ProFund account, or for checks or wires being returned.

➢	A wire purchase is considered in good order only if (i) you have called ProFunds under the procedures described above and (ii) ProFunds receives and accepts your wire between 8:00 a.m. and 3:30 p.m., Eastern Time for all Bond Benchmarked ProFunds. Wires received after ProFunds’ wire processing times will be processed as of the next time that wire orders are processed. If the primary exchange or market on which a ProFund transacts business closes early, the above cut-off times will be adjusted accordingly.

➢	If your purchase is cancelled, you will be responsible for any losses that may result from any decline in the value of the cancelled purchase. ProFunds (or its agents) have the authority to redeem shares in your account(s) to cover any losses. Any profit on a cancelled transaction will accrue to the ProFund.

EXCHANGING PROFUND SHARES

Shareholders can, free of charge and without limitation of frequency or maximum amount, exchange shares of either class of any publicly available ProFund for shares of either class of another publicly available ProFund. Before exchanging into a ProFund, obtain and read its prospectus. ProFunds can only honor exchanges between accounts registered in the same name, and having the same address and taxpayer identification number.

ProFunds accepts exchange orders by phone, in writing or through the Internet. You will need to specify the number of shares, or the percentage or dollar value of the shares you wish to exchange, and the ProFunds (and classes of shares) involved in the transaction.

By mail: Send a letter to ProFunds at the address above indicating (i) the account number, (ii) the dollar amount or share amount of the exchange, and (iii) the ProFund you are exchanging from and the ProFund you are exchanging into. If the account contains ProFunds of both classes, also indicate the class of each ProFund. Sign the letter. In certain circumstances, ProFunds require a signature guarantee. See “Signature Guarantee.”

By telephone: Bond Benchmarked ProFunds accept exchange orders by phone between 8:00 a.m. and 3:50 p.m. and between 4:30 p.m. and 9:00 p.m.,. If the primary exchange or market on which a ProFund transacts business closes early, the above times except the 8:00 a.m. beginning time, will be adjusted accordingly.

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Neither the ProFunds, ProFunds Distributors, Inc. nor ProFunds’ transfer agent will be responsible for any loss, liability, cost, or expense resulting from processing telephone exchanges believed to be authentic if they follow reasonable security procedures.

Exchanges by telephone can only be processed by specific dollar amount or specific share amount.

The ProFunds may terminate the ability to exchange ProFund shares via the telephone at any time, in which case you may continue to exchange shares by other means.

By Internet: Shareholders may transact exchanges of shares of the ProFunds at ProFunds’ website (www.profunds.com). To access this service through the website, click on the “Access Account” link. and select the button for “Individual account.” You will be prompted to enter your social security number. Follow the instructions to establish your Personal Identification Number (PIN) which will allow you to execute exchanges between ProFunds and access ProFunds account information. Bond Benchmarked ProFunds accept exchange orders via the ProFunds’ website trading service at any time except between 3:55 p.m. and 4:30 p.m., Eastern Time. If the primary exchange or market on which a ProFund transacts business closes early, the above times will be adjusted to five minutes prior to and 30 minutes after a scheduled early close for Bond Benchmarked ProFunds. When making an Internet transaction, please make sure you receive and record your confirmation number.

Internet exchange transactions are extremely convenient, but are not free from risk. Neither ProFunds, ProFunds Distributors, Inc. nor ProFunds’ agents will be responsible for any loss, liability, cost or expense resulting from unauthorized Internet transactions if they follow reasonable security procedures. If you or your intermediary makes exchange requests by the Internet, you will generally bear the risk of loss.

The ProFunds may terminate the ability to exchange ProFund shares on its website at any time, in which case you may exchange shares by other means.

By Interactive Voice Response System (IVR): Call (888) 776-3637 (toll-free) or (614) 470-8122 and follow the step-by-step instructions.

In person: See contact information under “Redeeming ProFund Shares.”

Please keep in mind when exchanging shares:

➢	An exchange actually is a redemption (sale) of shares of one ProFund and a purchase of shares of another ProFund. Exchanges may have tax consequences for you.

➢	Before exchanging into a ProFund, please read the Prospectus.

➢	Neither ProFunds, ProFunds Distributors, Inc. nor the ProFunds’ transfer agent is required to verify that there is a sufficient balance in the account to cover the exchange purchase. You will be responsible for any loss if there are insufficient funds available to cover the purchase due to a decline in the value of the ProFund from which you are exchanging.

➢	The minimum exchange for self-directed accounts is $1,000 or, if less, the current value.

➢	The redemption and purchase will be processed at the next-calculated net asset values of the respective ProFunds after the ProFunds have received your exchange request in good order.

REDEEMING PROFUND SHARES

You may redeem all or part of your shares at the net asset value next determined after we (or an authorized financial intermediary) receive your redemption request in good order.

Phone Redemptions

Bond Benchmarked ProFunds receive redemption orders by phone between 8:00 a.m. and 3:50 p.m. Eastern Time. If the primary exchange or market on which a ProFund transacts business closes early, the above times, except the 8:00 a.m. beginning time, will be adjusted accordingly.

The ProFunds may terminate the receipt of redemption orders by telephone at any time, in which case you may redeem shares by other means.

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Written Redemptions

To redeem all or part of your shares in writing, your request must include the following information for each ProFund redemption:

➢	the name of the ProFund(s),
➢	the account number(s),
➢	the dollar amount or number of shares being redeemed,
➢	the name(s) of the account owners, and
➢	the signature(s) of all registered account owners. In certain circumstances, you will be required to have these signatures guaranteed. See “Signature Guarantee.”
➢	your daytime telephone number.

In Person

You may redeem shares in person at:

ProFunds c/o BISYS Fund Services 3435 Stelzer Road Columbus, Ohio 43219	ProFunds Distributors, Inc. 3435 Stelzer Road Columbus, Ohio 43219	ProFunds Distributors, Inc. 7501 Wisconsin Avenue Suite 1000 Bethesda, Maryland 20814

between 9:00 a.m. and 4:00 p.m., Eastern Time, Monday through Friday on every day on which the ProFunds calculate their net asset values.

Wire Redemptions

If you have established the wire redemption option on your account, your redemption proceeds will be wired directly into the bank account you have designated. ProFunds charges a $10 service fee for a wire transfer of redemption proceeds under certain circumstances, and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form.

Automated Clearing House (ACH) Redemptions

If you have established the ACH redemption option on your account, your redemption proceeds will be sent to your bank via ACH. Funds sent through ACH should reach your bank in two business days. While there is no fee charged by ProFunds for this service, your bank may charge a fee. If you would like to establish this option on an existing account, please call ProFunds to request the appropriate form. (This authorization will remain in effect until you give ProFunds written notice of its termination.)

Receiving Your Redemption Proceeds

By check: Unless otherwise requested, your redemption proceeds will be sent by check to the registered account owner’s address of record. You may request a check to be sent to a third party or to a different address in writing. Such a request requires a signature guarantee. See “Signature Guarantee.”

By wire or ACH: Your telephone, written, or in person redemption order may also request that proceeds be sent to your bank account by wire or via the ACH. If the proceeds are to be sent to a bank account other than the bank account you have previously established on your ProFunds account, you must make the request in writing with the signatures of all registered owners guaranteed. See “Signature Guarantees.”

Please keep in mind when redeeming shares:

➢	Redemptions from self-directed accounts must be for at least $1,000 or, if less, for the account’s entire current value. Following a redemption, the remaining account balance needs to be above the applicable minimum investment.

➢	ProFunds normally remit redemption proceeds within seven days of redemption. For redemption of shares purchased by check or Automatic Investment, ProFunds may wait up to 10 business days before sending redemption proceeds to ensure that its transfer agent has collected the purchase payment.

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➢	ProFunds will remit payment of telephone redemptions only to the address or bank of record on the account application. You must submit, in writing, a request for payment to any other address, along with a signature guarantee from a financial service organization.

➢	To redeem shares in a retirement account, your request must be in writing on a ProFund’s retirement distribution form. Call the ProFunds to request a retirement distribution form or download the form from the ProFunds’ website at www.profunds.com.

Involuntary Redemptions: ProFunds reserves the right to redeem involuntarily an investor’s account, including a retirement account, if the account holder’s aggregate account balance falls below the applicable minimum investment amount due to transaction activity. In addition, a request for a partial redemption by an investor whose account balance is below the minimum investment amount or a request for partial redemption by an investor that would bring the account below the minimum investment amount may be treated as a request for a complete redemption of the account.

Suspension of Redemptions: Your right of redemption may be suspended, or the date of payment postponed for any period during which: (i) the NYSE or the Federal Reserve Bank of New York is closed (other than customary weekend or holiday closings); (ii) trading on the NYSE, or other securities exchanges or markets as appropriate, is restricted, as determined by the Securities and Exchange Commission (“SEC”); (iii) an emergency exists, as determined by the SEC; or (iv) for such other periods as the SEC, by order, may permit for protection of ProFunds’ investors.

OTHER SERVICES AND IMPORTANT INFORMATION

Automatic Investment and Withdrawal Plans

Shareholders may purchase and/or redeem shares automatically on a monthly, bimonthly, quarterly or annual basis. The minimum automatic purchase is $100. The minimum automatic redemption is $500. The redemption minimum is waived for IRA shareholders over 701/2 years of age.

Signature Guarantee

Certain redemption requests must include a signature guarantee. The redemption request must be in writing and include a signature guarantee for each registered account owner if any of the following apply:

➢	Your account address has changed within the last 10 business days.
➢	A check is being mailed to a different address than the one on your account.
➢	A check or wire is being made payable to someone other than the account owner.
➢	Redemption proceeds are being transferred to an account with a different registration.
➢	A wire or ACH transfer is being sent to a financial institution other than the one that has been established on your ProFunds account for at least 10 business days.
➢	Other unusual situations as determined by ProFunds’ transfer agent.

Signature guarantees may be provided by an eligible financial institution such as a commercial bank, a NASD member firm such as a stock broker, a savings association or a national securities exchange.

U.S. Government 10 ProFund and U.S. Government 30 ProFund - Dividends

U.S. Government 10 ProFund and U.S. Government 30 ProFund shares begin accruing dividends on the business day following the day that ProFunds’ transfer agent receives a Federal funds wire payment for a purchase in good order. U.S. Government 10 ProFund, and U.S. Government 30 ProFund shares purchased by check begin accruing dividends the business day following the business day the check is received in good order. Shares purchased in an exchange transaction begin earning dividends the day after the exchange is processed. Shares continue to earn dividends through the business day that ProFunds’ transfer agent has processed a redemption of those shares.

About Telephone Transactions

It may be difficult to reach ProFunds by telephone during periods of heavy market activity or other times. If you are unable to reach us by telephone, consider sending written instructions.

You may initiate numerous transactions by telephone. Please note, however, that neither the ProFunds, ProFunds Distributors Inc., nor the ProFunds’ agents will be responsible for losses, liabilities, costs or expenses resulting from unauthorized transactions when

24

procedures designed to verify the identity of the caller are followed. If you do not want the ability to initiate transactions by telephone, call ProFunds for instructions.

About Internet Transactions

It may be difficult to initiate transactions over the Internet during times of heavy market activity or other times of heavy Internet usage, either at ProFunds or at your Internet service provider. Technological difficulties may also make the use of the Internet slow or unavailable at times. If you are unable to process trades via the Internet, consider sending written instructions.

Excess Exchanges or Redemptions

If you initiate exchange or redemption transactions that, in total, exceed the balance of your shares in a ProFund (either due to excess, uncancelled transactions or market movement), some transactions may be processed while others may not. ProFunds cannot determine in advance the order in which the transactions will be processed. This may result in ProFund positions that you did not anticipate. Neither ProFunds, ProFunds’ transfer agent nor ProFunds Distributors, Inc. will be responsible for transactions that did not process in this circumstance. You may be liable for losses resulting from exchange purchases cancelled due to insufficient exchange redemption proceeds.

Financial Intermediaries

Financial intermediaries may accept purchase and redemption orders on ProFunds’ behalf. Such purchase and redemptions orders will be deemed to have been received by ProFunds when an authorized financial intermediary accepts the orders and will be priced at the net asset value next computed after acceptance by the authorized financial intermediary. Your financial intermediary has the responsibility to transmit your orders promptly and may specify different transaction order cut-off times than those described in this Prospectus. In addition, they may impose additional restrictions or charge fees not described in this Prospectus.

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F I N A N C I A L  H I G H L I G H T S

No information is presented for U.S. Government 10 ProFund and, U.S. Government 30 ProFund as these ProFunds were not open for investment as of December 31, 2002.

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Additional information about certain investments of the ProFunds is available in the annual and semi-annual reports to shareholders of the ProFunds. In the annual report you will find a discussion of the market conditions that significantly affected performance during the fiscal year covered by the report.

You can find more detailed information about ProFunds in its current Statement of Additional Information, dated May 1, 2003, as revised September 26, 2003 which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into, and is legally a part of, this Prospectus. To receive your free copy of a Statement of Additional Information, or the annual or semi-annual reports, or if you have questions about investing in ProFunds, write us at:

ProFunds

P.O. Box 182800

Columbus, OH 43218-2800

or call our toll-free numbers:

(888) PRO-FNDS (888) 776-3637 For Investors

(888) PRO-5717 (888) 776-5717 Institutions and Financial Professionals Only

or visit our website www.profunds.com

You can find reports and other information about ProFunds on the SEC’s website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the ProFunds, including their Statement of Additional Information, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

ProFunds and the Bull & Bear design, Rising Rates Opportunity ProFund and Innovations in Indexing are trademarks of ProFund Advisors LLC.

ProFunds Executive Offices

Bethesda, MD

[LOGO]

PROFUNDS

INNOVATIONS IN INDEXING®

Investment Company Act File No. 811-08239

PRO0903

27

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This

Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion

Preliminary Statement of Additional Information

September 26, 2003

PROFUNDS

STATEMENT OF ADDITIONAL INFORMATION

7501 WISCONSIN AVENUE, SUITE 1000

BETHESDA, MARYLAND 20814

(888) 776-3637 RETAIL SHAREHOLDERS

(888) 776-5717 (INSTITUTIONS AND FINANCIAL PROFESSIONALS ONLY)

This Statement of Additional Information (“SAI”) describes two “Bond Benchmarked ProFunds.”. The Bond Benchmarked ProFunds include: U.S. Government 10 ProFund and U.S. Government 30 ProFund (each, a “ProFund”, and collectively, the “ProFunds”). Each ProFund offers two classes of shares: Investor Class Shares and Service Class Shares. The ProFunds may be used by professional money managers and investors as part of an asset-allocation or tactical investment strategy or to create specified investment exposure to a particular segment of the securities market or to hedge an existing investment portfolio. Each ProFund seeks investment results that correspond each day to a specified benchmark. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Additional ProFunds may be created from time to time.

The ProFunds involve special risks, some not traditionally associated with mutual funds. Investors should carefully review and evaluate these risks in considering an investment in the ProFunds to determine whether an investment in a particular ProFund is appropriate. None of the ProFunds alone constitutes a balanced investment plan. Each ProFund is not intended for investors whose principal objective is current income or preservation of capital. Because of the inherent risks in any investment, there can be no assurance that the ProFunds’ investment objectives will be achieved.

This SAI is not a prospectus. It should be read in conjunction with ProFunds’ Prospectus, dated [      ], 2003, which incorporates this SAI by reference. The financial statements and related report of the independent accountants included in the ProFunds’ annual report for the fiscal year ended December 31, [      ], are incorporated by reference into this SAI. A copy of the Prospectus or Annual Report is available, without charge, upon request to the address above or by telephone at the numbers above.

The date of this SAI is [      ], 2003

STATEMENT OF ADDITIONAL INFORMATION

PROFUNDS

ProFunds (the “Trust”) is an open-end management investment company that currently comprises Forty-nine multiple separate series. Two series are discussed herein and other series may be added in the future. The ProFunds may be used independently or in combination with each other as part of an overall investment strategy. Shares of any ProFund may be exchanged, without any charge, for shares of any other ProFund on the basis of the respective net asset values of the shares involved; provided, that, in connection with exchanges for shares of the ProFund, certain minimum investment levels are maintained (see “Shareholders Services — Exchanging ProFund Shares” in the Prospectus).

GENERAL

Reference is made to the Prospectus for a discussion of the investment objectives and policies of the ProFunds. In addition, set forth below is further information relating to the ProFunds. The discussion below supplements and should be read in conjunction with the Prospectus. Portfolio management is provided to the ProFunds by ProFund Advisors LLC, a Maryland limited liability company with offices at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814 (the “Advisor”).

The investment restrictions of the ProFunds specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that ProFund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objectives and all other investment policies of the ProFunds not specified as fundamental (including the benchmarks of the ProFunds) may be changed by the Trustees of the ProFunds without the approval of shareholders.

It is the policy of the bond benchmarked ProFunds to pursue their investment objectives of correlating with their benchmarks regardless of market conditions, to remain nearly fully invested and not to take defensive positions.

The investment strategies of the ProFunds discussed below, and as discussed in the Prospectus, may be used by a ProFund if, in the opinion of the Advisor, these strategies will be advantageous to the ProFund. A ProFund is free to reduce or eliminate its activity in any of these areas without changing the ProFund’s fundamental policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a ProFund will result in the achievement of the ProFund’s objectives. Also, there can be no assurance that any ProFund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the ProFund at a time that may not be opportune for shareholders.

The use of the term “favorable market conditions” throughout this SAI is intended to convey rising markets for the U.S. Government 10 ProFund and U. S. Government 30 ProFund. The use of the term “adverse market conditions” is intended to convey falling markets for the U.S. Government 10 ProFund and U. S. Government 30 ProFund.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

A ProFund may consider changing its benchmark if, for example, the current benchmark becomes unavailable; the Board of Trustees believes that the current benchmark no longer serves the investment needs of a majority of shareholders or another benchmark better serves their needs or the financial or economic environment makes it difficult for its investment results to correspond sufficiently to its current benchmark. If believed appropriate, a ProFund may specify a benchmark for itself that is “leveraged” or proprietary. Of course, there can be no assurance that a ProFund will achieve its objective.

Fundamental securities analysis is not generally used by the Advisor in seeking to correlate with the ProFunds’ respective benchmarks. Rather, the Advisor primarily uses mathematical analysis to determine the investments a bond benchmarked ProFund makes and techniques it employs. While the Advisor attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a

ProFund and the performance of its benchmark), certain factors will tend to cause a ProFund’s investment results to vary from a perfect correlation to its benchmark. See “Special Considerations.”

Each ProFund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive and accept purchase orders and receive redemption orders on a ProFund’s behalf. Each ProFund will be deemed to have received and accepted a purchase order or received a redemption order when an authorized broker or, if applicable, a broker’s authorized agent receives the order. Customer orders will be priced at a ProFund’s net asset value next computed after they are received from an authorized broker or the broker’s authorized designee and, in the case of purchase orders, accepted by the ProFund.

Additional information concerning the characteristics of the investments of the ProFunds is set forth below.

FUTURES CONTRACTS AND RELATED OPTIONS

The ProFunds may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract.

The ProFunds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the ProFund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. The ProFunds may engage in related closing transactions with respect to options on futures contracts. The ProFunds will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

When a ProFund purchases or sells a futures contract, or sells an option thereon, the ProFund “covers” its position. To cover its position, a ProFund may enter into an offsetting position, earmark or segregate with its custodian bank or on the official books and records of the ProFunds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

The ProFunds may purchase and sell futures contracts and options thereon only to the extent that such activities would be consistent with the requirements of Rule 4.5 under the Commodity Exchange Act promulgated by the CFTC (the “CFTC Regulations”), under which each of these ProFunds would be excluded from the definition of a “commodity pool operator.” Under Rule 4.5 of the CFTC Regulations, a ProFund may engage in futures transactions, either for “bona fide hedging” purposes, as this term is defined in the CFTC Regulations, or for non-bona fide hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the ProFund’s portfolio. In the case of an option on futures contracts that is “in-the-money” at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation. In accordance with a recent CFTC no-action position, the ProFunds may also use an alternative test to Rule 4.5 that would allow buying and selling of futures contracts and options thereon, only to the extent that the aggregate notional value of any non-hedge commodity interest positions does not exceed the liquidation value of the ProFund’s portfolio. For purposes of this test, notional value would be calculated for futures by multiplying, for each futures position, the size of the contract, in contract units, by the current market price per unit and, for options, by multiplying for each such position the size of the contract, in contract units, by the strike price per unit. To the extent that the CFTC revises Rule 4.5 or related guidance, the ProFunds may utilize alternative measures to comply with the Rule.

A ProFund may “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the ProFund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently, inverse to the futures contract. A ProFund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the ProFund will earmark, segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently with a long position in the futures contract. A ProFund may cover long or short positions in futures by earmarking or segregating with its custodian bank or on the official books and records of the ProFunds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A ProFund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the ProFund will maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A ProFund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A ProFund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the ProFund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A ProFund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Although the ProFunds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

OPTIONS ON SECURITIES

The non-money market ProFunds may buy and write (sell) options on securities for the purpose of realizing their respective investment objective. By buying a call option, a ProFund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a ProFund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a ProFund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a ProFund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a ProFund may cover its position by owning the underlying security on which the option is written. Alternatively, the ProFund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the ProFund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a ProFund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the ProFund. When a ProFund writes a put option, the ProFund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a ProFund to write call options on stocks held by the ProFund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a ProFund that writes an option wishes to terminate the ProFund’s obligation, the ProFund may effect a “closing purchase transaction.” The ProFund accomplishes this by buying an option of the same series as the option previously written by the ProFund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a ProFund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The ProFund accomplishes this by selling an option of the same series as the option previously purchased by the ProFund. There is no guarantee that either a closing purchase or a closing sale transaction can be affected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A ProFund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the ProFund if the premium, plus commission costs, paid by the ProFund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the ProFund on the sale of the call or the put option. The ProFund also will realize a gain if a call or put option which the ProFund has written lapses unexercised, because the ProFund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a ProFund. If an options market were to become unavailable, the ProFund would be unable to realize its profits or limit its losses until the ProFund could exercise options it holds, and the ProFund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

SHORT SALES

The ProFunds may engage in short sales. To complete such a transaction, a ProFund must borrow the security to make delivery to the buyer. The ProFund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement, or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the ProFund. Until the security is replaced, the ProFund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, a ProFund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A ProFund also will incur transaction costs in effecting short sales.

A ProFund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the ProFund replaces the borrowed security. A ProFund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a ProFund may be required to pay, if any, in connection with a short sale.

The ProFunds may make short sales “against the box,” i.e., when a security identical to or convertible or exchangeable into one owned by a ProFund is borrowed and sold short. Whenever a ProFund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

SWAP AGREEMENTS

The ProFunds may enter into interest rate swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities,), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the ProFunds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a ProFund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the ProFunds’ illiquid investment limitations. A ProFund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each ProFund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those securities. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the ProFund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be segregated by a ProFund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets, as permitted by applicable law, the ProFunds and their Advisor believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a ProFund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the over-the-counter market. The Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the ProFunds’ transactions in swap agreements.

The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

Each ProFund also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these ProFunds employ, or for liquidity purposes. The U.S. Government 10 ProFund and the U. S. Government 30 ProFund may invest substantially in U.S. government securities and instruments that have performance characteristics similar to those of U.S. government securities.

U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for

Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a ProFund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a ProFund’s portfolio investments in these securities.

REPURCHASE AGREEMENTS

The ProFunds also may enter into repurchase agreements with financial institutions in pursuit of their investment objectives, as “cover” for the investment techniques the ProFunds employ, or for liquidity purposes. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund, amounts to more than 15% of the ProFund’s total net assets. The investments of each of the ProFunds in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The ProFunds may use reverse repurchase agreements as part of each ProFund’s investment strategy. Reverse repurchase agreements involve sales by a ProFund of portfolio assets concurrently with an agreement by the ProFund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the ProFund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the ProFund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the ProFund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the ProFund intends to use the reverse repurchase technique only when it will be to the ProFund advantage to do so. The ProFund will segregate with their custodian bank cash or liquid instruments equal in value to the ProFund obligations in respect of reverse repurchase agreements.

CASH RESERVES

To seek its investment objective, as a cash reserve, for liquidity purposes, or as “cover” for positions it has taken, each ProFund may invest all or part of the ProFund’s assets in cash or cash equivalents, which include, but are not limited to, short-term money market instruments, U.S. government securities, certificates of deposit, bankers acceptances, or repurchase agreements secured by U.S. government securities.

BORROWING

The ProFunds may borrow for temporary or emergency purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a ProFund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the ProFund will fluctuate more when the ProFund is leveraging its investments than would otherwise be the case. Inverse ProFunds will do the opposite. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, a ProFund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales.

As required by the 1940 Act, a ProFund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of a ProFund’s assets should fail to meet this 300% coverage test, the ProFund, within three days (not including weekends and holidays), will reduce the amount of the ProFund’s borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations would not favor such sale. In addition to the foregoing, the ProFunds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of each ProFund’s total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The ProFunds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.

Each of the non-money market ProFunds may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a ProFund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and, therefore, will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by that ProFund.

LENDING OF PORTFOLIO SECURITIES

Subject to the investment restrictions set forth below, a ProFund may lend its portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the ProFund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending ProFund any income accruing thereon, and the ProFund may invest the cash collateral in portfolio securities, thereby earning additional income. A ProFund will not lend more than 33  1/3% of the value of the ProFund’s total assets. Loans would be subject to termination by the lending ProFund on four business days’ notice, or by the borrower on one day’s notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending ProFund and that ProFund’s shareholders. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the securities lent should the borrower of the securities fail financially. A ProFund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each non-money market ProFund from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. A ProFund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the ProFund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price.

The Trust will segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than the ProFund’s purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that a ProFund’s net asset value or income will be adversely affected by the ProFund’s purchase of securities on a when-issued or delayed delivery basis.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each ProFund and the Portfolio may invest in the securities of other investment companies, including exchange traded funds, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If a ProFund invests in, and, thus, is a shareholder of, another investment company, the ProFund’s shareholders will indirectly bear the ProFund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the ProFund to the ProFund’s own investment adviser and the other expenses that the ProFund bears directly in connection with the ProFund’s own operations.

ILLIQUID SECURITIES

Each ProFund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), but which can be sold to qualified institutional buyers under Rule 144A of the 1933 Act. A ProFund will not invest more than 15% of the ProFund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the ProFund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the “Commission” or “SEC”), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The ProFund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, a ProFund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The Commission staff has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees of ProFunds has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a ProFund to the Advisor. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the ProFund’s liquidity.

PORTFOLIO TURNOVER

The nature of the ProFunds will cause the ProFunds to experience substantial portfolio turnover. A higher portfolio turnover rate would likely involve correspondingly greater brokerage commissions and transaction and other expenses which would be borne by the ProFunds. In addition, a ProFund’s portfolio turnover level may adversely affect the ability of the ProFund to achieve its investment objective. Because each ProFund’s portfolio turnover rate, to a great extent, will depend on the purchase, redemption, and exchange activity of the ProFund’s investors, it is difficult to estimate what the ProFund’s actual portfolio turnover rate will be in the future. ProFunds expects, however, that the portfolio turnover experienced by the ProFunds will be substantial. “Portfolio Turnover Rate” is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of portfolio turnover rate. Pursuant to the formula prescribed by the Commission, the portfolio turnover rate for each ProFund is calculated without regard to instruments, including options and futures contracts, having a maturity of less than one year.

SPECIAL CONSIDERATIONS

To the extent discussed above and in the Prospectus, the ProFunds present certain risks, some of which are further described below.

TRACKING ERROR. While the non-money market ProFunds do not expect that their daily returns will deviate adversely from their respective daily investment objectives, several factors may affect their ability to achieve this correlation. Among these factors are: (1) a ProFund’s expenses, including brokerage (which may be increased by high portfolio turnover) and the cost of the investment techniques employed by that ProFund; (2) less than all of the securities in the benchmark being held by a ProFund and securities not included in the benchmark being held by a ProFund; (3) an imperfect correlation between the performance of instruments held by a ProFund, such as futures contracts and options, and the performance of the underlying securities in the cash market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) holding instruments traded in a market that has become illiquid or disrupted; (6) a ProFund’s share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a ProFund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) actual purchases and sales of the shares of a ProFund may differ from estimated transactions reported prior to the time share prices are calculated; (10) limit up or limit down trading halts on options or futures contracts which may prevent a ProFund from purchasing or selling options or futures contracts; and (11) early and unanticipated closings of the markets on which the holdings of a ProFund trade, resulting in the inability of the ProFund to execute intended portfolio transactions. While a close correlation of any ProFund to its benchmark may be achieved on any single trading day, over time the cumulative percentage increase or decrease in the net asset value of the shares of a ProFund may diverge significantly from the cumulative percentage decrease or increase in the benchmark due to a compounding effect.

NON-DIVERSIFIED STATUS. Each non-money market ProFund is a “non-diversified” series. A non-money market ProFund is considered “non-diversified” because a relatively high percentage of the ProFund’s assets may be invested in the securities of a limited number of issuers, primarily within the same economic sector. That ProFund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company. A ProFund’s classification as a “non-diversified” investment company means that the proportion of the ProFund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Each ProFund, however, intends to seek to qualify as a “regulated investment company” for purposes of the Internal Revenue

Code, which imposes diversification requirements on these ProFunds that are less restrictive than the requirements applicable to the “diversified” investment companies under the 1940 Act.

INVESTMENT RESTRICTIONS

Each ProFund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a “majority” of the outstanding shares of the ProFund, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the shares of the series present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the ProFund are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the series. (All policies of a ProFund not specifically identified in this Statement of Additional Information or the Prospectus as fundamental may be changed without a vote of the shareholders of the ProFund.) For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

A ProFund may not:

1.	Invest more than 25% of its total assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. government and its agencies and instrumentalities). Each ProFund may invest more than 25% of its total assets in the securities of issuers in a group of industries to approximately the same extent as its benchmark index.

2.	Make investments for the purpose of exercising control or management.

3.	Purchase or sell real estate, except that, to the extent permitted by applicable law, the ProFund may invest in securities directly or indirectly secured by real estate or interests therein.

4.	Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances and repurchase agreements and purchase and sale contracts and any similar instruments shall not be deemed to be the making of a loan, and except further that the ProFund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time.

5.	Issue senior securities to the extent such issuance would violate applicable law.

6.	Borrow money, except that the ProFund (i) may borrow from banks (as defined in the 1940 Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (iii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, (iv) may purchase securities on margin to the extent permitted by applicable law and (v) may enter into reverse repurchase agreements. The ProFund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the ProFund’s investment policies as set forth in the Prospectus and this Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

7.	Underwrite securities of other issuers, except insofar as the ProFund technically may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”), in selling portfolio securities.

8.	Purchase or sell commodities or contracts on commodities, except to the extent the ProFund may do so in accordance with applicable law and the ProFund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

DETERMINATION OF NET ASSET VALUE

The net asset values of the shares of the ProFunds are determined as of the close of business of the NYSE (ordinarily, 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

To the extent that portfolio securities of a ProFund are traded in other markets on days when the ProFund’s principal trading market(s) is closed, the value of a ProFund’s shares may be affected on days when investors do not have access to the ProFund to purchase or redeem shares.

The net asset value per share of each class of shares of a ProFund serves as the basis for the purchase and redemption price of the shares. The net asset value per share of each class of a ProFund is calculated by dividing the market value of the ProFund’s assets attributed to a specific class, less all liabilities attributed to the specific class, by the number of outstanding shares of the class.

The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ/NMS, are valued at the closing price, if available, on the exchange or market where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price shall be the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Securities regularly traded in the OTC markets (for example, certain equity securities, fixed income securities, non-exchange-listed foreign securities and certain derivative instruments), including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer’s quote is used), and futures contracts will be valued at the last bid quote (if purchased by a ProFund) or the last asked quote (if sold by a ProFund) prior that time at which a ProFund calculates net asset value. Alternatively if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Routine valuation of certain derivatives is performed using procedures approved by the Board of Trustees.

When market quotations are not readily available, a ProFund’s investments are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. The use of this fair valuation method may be appropriate if, for example, market quotations do not accurately reflect fair value for an investment, an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market), a trading halt closes an exchange or market early, or other events result in an exchange or market delaying its normal close.

PORTFOLIO TRANSACTIONS AND BROKERAGE

PROFUNDS

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the ProFunds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the ProFunds may execute brokerage or other transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder. The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the ProFunds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the ProFunds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the ProFunds and the other client accounts.

The policy of each ProFund regarding purchases and sales of securities for a ProFund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each ProFund’s policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each ProFund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the ProFund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a ProFund’s policies, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the ProFund or the Advisor. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Advisor, for the additional services.

The information and services received by the Advisor from brokers and dealers may be of benefit to the Advisor in the management of accounts of some of the Advisor’s other clients and may not in all cases benefit a ProFund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor’s expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

Subject to the requirements of best execution, the Advisor may consider sales of Trust shares as a factor in the selection of broker-dealers to execute portfolio transactions.

The nature of the ProFunds may cause the ProFunds to experience substantial differences in brokerage commissions from year to year. High portfolio turnover and correspondingly greater brokerage commissions, to a great extent, depend on the purchase, redemption, and exchange activity of the ProFund’s investors.

MANAGEMENT OF PROFUNDS

Trustees and Officers

Board of Trustees

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations.

Trustees

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Non-Interested Trustees

Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/21/57	Trustee	Indefinite; October 1997 to present	Directorship Search Group, Inc. (Executive Recruitment): Managing Director (March 1993 to Present)	96	Directorship Search Group, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/21/61	Trustee	Indefinite; October 1997 to present	AMC Delancey Group, Inc. (Real Estate Development): Vice President (January 2001 to Present); Delancey Investment Group, Inc. (Real Estate Development): Vice President (May 1996 to December 2000)	96	AMC Delancey Group, Inc.
Interested Trustee

Michael L. Sapir* 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/19/58	Trustee	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present)	96

*	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with, and ownership interest in, the Advisor.

Executive Officers

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael L. Sapir 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/19/58	Chairman	Indefinite; April 1997 to present	Chairman and Chief Executive Officer of the Advisor (May 1997 to present).

Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000	President	Indefinite; February 2003 to present	President of the Advisor (May 1997 to present).
Bethesda, MD 20814 Birth Date: 8/9/62	Secretary	April 1997 to February 2003

Marc R. Bryant 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 2/8/66	Secretary	Indefinite; February 2003 to present	Vice President and Chief Legal Counsel of the Advisor (July 2001 to present); GE Investment Management Inc.: Vice President and Associate General Counsel (April 1998 to June 2001); Kirkpatrick & Lockhart LLP: Attorney (Prior to April 1998).

Troy A. Sheets 3435 Stelzer Road Columbus, OH 43219 Birth Date: 5/29/71	Treasurer	Indefinite; June 2002 to present	BISYS Fund Services: Vice President of Financial Services (April 2002 to present); KPMG LLP: Senior Manager (August 1993 to March 2002).

John Danko 60 State Street Boston, MA 02109 Birth Date: 4/17/67	Vice President	Indefinite; August 1999 to present	BISYS Fund Services: Director of Client Services (February 1997 to present).

Audit Committee

The Board of Trustees has an Audit Committee, whose function is to oversee the Trust’s accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust’s financial statements and the audit thereof. The Audit Committee currently consists of Messrs. Reynolds and Wachs. The Audit Committee held two (2) meetings during the fiscal year ended December 31, 2002.

Listed below for each Trustee is a dollar range of securities beneficially owned in the ProFunds, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2002.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Russell S. Reynolds, III	None	None
Michael L. Sapir	None	None
Michael C. Wachs	None	None

As of April 1, 2003, the Trustees and officers of the Trust, as a group, owned outstanding shares that entitled them to give voting instructions with respect to less than one percent of the shares of any class of any ProFund.

No non-interested Trustee (or an immediate family member thereof) has any share ownership in securities of the Advisor, the principal underwriter of the ProFunds, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the ProFunds (not including registered investment companies) as of December 31, 2002.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the ProFunds, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the ProFunds (not including registered investment companies) during the two most recently completed calendar years.

No non-interested Trustee, or an immediate family member thereof, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or (ii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

•	the Trust;

•	an officer of the Trust;

•	an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

•	an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the ProFunds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Advisor or principal underwriter of the ProFunds;

•	the Advisor or the principal underwriter of the ProFunds,

•	an officer of the Advisor or the principal underwriter of the ProFunds;

•	a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds; or

•	an officer of a person directly or indirectly controlling, controlled by, or under common control with the Advisor or the principal underwriter of the ProFunds.

Trustee Compensation

For the fiscal year ended December 31, 2002, the Trust paid the following compensation to the Trustees of the Trust:

Name of Person, Position	Aggregate Compensation From Trust*	Pension or Retirement Benefits Accrued as Part of Trust Expenses**	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees
Russell S. Reynolds, III, Trustee	$10,000	$0	$0	$10,000
Michael L. Sapir, Trustee, Chairman and President	$0	$0	$0	$0
Michael C. Wachs, Trustee	$10,000	$0	$0	$10,000

*	The Trust pays each Trustee who is not an employee of the Advisor or its affiliates $2,500 for attendance at each regular meeting of the Board of Trustees and $500 for attendance at each special meeting of the Board of Trustees. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
**	The Trust does not accrue pension or retirement benefits as part of ProFund expenses, and Trustees of the Trust are not entitled to benefits upon retirement from the Board of Trustees.

PROFUND ADVISORS LLC

Under an investment advisory agreement between the Trust, on behalf of each ProFund, and the Advisor dated October, 1997 and amended and restated as of February 18, 1998, October 15, 1999, January 24, 2000, May 5, 2000, August 24, 2000, December 8, 2000, January 26, 2001, May 1, 2001, September 1, 2001, May 1, 2002 and September 24, 2002 (the “Agreement” or “Advisory Agreement”), each bond benchmarked ProFund, pays the Advisor a fee at an annualized rate of .[    ]% of its average daily net assets . The Advisor manages the investment and the reinvestment of the assets of each of the ProFunds, in accordance with the investment objectives, policies, and limitations of the ProFund, subject to the general supervision and control of Trustees and the officers of ProFunds. The Advisor bears all costs associated with providing these advisory services. The Advisor is a limited liability company whose members are Michael L. Sapir, Louis M. Mayberg and William E. Seale, Ph.D. who may be deemed to control the Advisor. The Advisor’s address is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

The Board last approved the Advisory Agreement at a meeting held on September 24, 2003. In determining whether it was appropriate to approve the Advisory Agreement on behalf of the ProFunds, the Board requested information, provided by the Advisor, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees decided to approve the Advisory Agreement on the basis of the following considerations, among others:

•	The fairness and reasonableness of the investment advisory fee payable to ProFund Advisors under the Advisory Agreement in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies;

•	The nature, quality and extent of the investment advisory services provided by ProFund Advisors, in light of the high quality services provided by ProFund Advisors in its management of the ProFunds and the ProFunds’ historic performance, including the success of the ProFunds in tracking benchmarks and achieving stated investment objectives;

•	The Advisor’s entrepreneurial commitment to the management of the ProFunds and the creation of a broad-based family of funds, which could entail a substantial commitment of ProFund Advisor’s assets to the successful operation of the ProFunds;

•	The Advisor’s representations regarding its staffing and capabilities to manage the ProFunds, including the retention of personnel with relevant portfolio management experience; and

•	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of ProFund Advisors.

In light of the above considerations and such other factors and information it considered relevant, the Board unanimously determined that the Advisory Agreement was consistent with the best interests of the each ProFund and its shareholders.

The Advisor may pay, out of its own assets and at no cost to the ProFunds, amounts to certain broker-dealers or other financial intermediaries in connection with the provision of administrative services and/or the distribution of the ProFunds’ shares.

CODES OF ETHICS

The Trust, the Advisor, and ProFunds Distributors, Inc. (the “Distributor”) each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Advisor, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the ProFunds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The Codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by a ProFund; however, such transactions are reported on a regular basis. The Codes are on file with the SEC and are available to the public.

ADMINISTRATOR, TRANSFER AGENT and FUND ACCOUNTING AGENT

BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”), an indirect wholly-owned subsidiary of The BISYS Group, Inc., acts as Administrator to the ProFunds. The Administrator provides ProFunds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by ProFunds under Federal and state securities laws. The Administrator also maintains the shareholder account records for ProFunds, distributes dividends and distributions payable by the ProFunds, and produces statements with respect to account activity for the ProFunds and their shareholders. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to ProFunds; each ProFund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the ProFunds under the service agreement.

The Trust, as of January 1, 2001, pays BISYS an annual fee, for its services as Administrator, based on the aggregate average daily net assets of all series of the Trust. This fee ranges from 0.05% of aggregate average daily net assets of $0 to $2 billion to 0.02% of aggregate average daily net assets of $10 billion and over, on an annual basis. Prior to January 1, 2001, the Trust paid BISYS a fee ranging from 0.15% of average daily net assets of $0 to $300 million to 0.05% of average daily net assets of $1 billion and over, on an annual basis.

BISYS Funds Services, Inc. (“BFSI”), an affiliate of BISYS, acts as transfer agent and fund accounting agent for each series of the Trust, for which BISYS receives additional fees. The address for BISYS and BFSI is 3435 Stelzer Road, Suite 1000, Columbus, Ohio 43219.

During the fiscal year ended December 31, 2002, the U.S. Government 10 ProFund and the U. S. Government 30 ProFund had not commenced operations.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support and other administrative services on behalf of the ProFunds. These services include assisting the Board of Trustees of the Trust in all aspects of the administration and operation of the ProFunds. Other duties and services performed by the Advisor under the Management Services Agreement include but are not limited to negotiating contractual agreements, recommending and monitoring service providers, preparing reports for the Board of Trustees regarding service providers and other matters requested by the Board, providing information to financial intermediaries, and making available employees of the Advisor to serve as officers and Trustees of the Trust.

The Trust’s Board of Trustees reviews and approves the Management Services Agreement on an annual basis considering a variety of factors:

•	the fairness and reasonableness of the fees and the profitability of the Advisor’s relationship with the ProFunds,

•	the quality of the services provided,

•	the knowledge and expertise of the Advisor’s staff,

•	the Advisor’s overall reputation, resources and staffing; and

•	other factors deemed relevant at the time of approval for the Agreement.

For these services, the ProFunds pay to ProFunds Advisors LLC a fee at the annual rate of 0.15% of its average daily net assets for all non-money market ProFunds .

During the fiscal year ended December 31, 2002, the U.S. Government 10 ProFund and the U. S. Government 30 ProFund had not commenced operations.

CUSTODIANS

UMB Bank, N.A. acts as custodian to the ProFunds. UMB Bank, N.A.’s address is 928 Grand Avenue, Kansas City, Missouri, 64106

For each of the ProFunds, the custodian, among other things, maintains a custody account or accounts in the name of each ProFund; receives and delivers all assets for each ProFund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each ProFund and pays all expenses of the ProFunds. For its services, the custodian receives an asset-based fee.

INDEPENDENT ACCOUNTANTS

[                        ] serves as independent accountants to the ProFunds. [                        ] provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings. [                        ] is located at [                        ].

LEGAL COUNSEL

Ropes & Gray LLP serves as counsel to the ProFunds. The firm’s address is One International Place, Boston, MA 02110.

DISTRIBUTOR

ProFunds Distributors, Inc. , an affiliate of BISYS, serves as the distributor and principal underwriter in all fifty states and the District of Columbia. ProFunds Distributors, Inc. receives no compensation from the ProFunds for serving as distributor. ProFunds Distributors, Inc.’s address is 3435 Stelzer Road, Columbus, Ohio 43219.

DISTRIBUTION AND SERVICE (12b-1) PLAN

The Board of Trustees has approved a Distribution and Service Plan under which each ProFund may pay financial intermediaries such as broker-dealers (“Authorized Firms”) up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class Shares as reimbursement or compensation for distribution-related activities with respect to Service Class Shares and shareholder services. Under the Distribution and Service Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class Shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different distribution and/or service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers.

The Advisor, ProFunds Distributors, Inc., other service providers or their affiliates, may utilize their own resources to finance distribution or service activities on behalf of the ProFunds for distribution related activities or the provision of shareholder services not otherwise covered by the Plan. To the extent that the Trustees may direct that accrual/collection of fees under the Plan be reduced or eliminated from time to time, ProFund Advisors or ProFunds Distributors, Inc may agree, in their sole discretion, to fund the resulting shortfall in Plan payments to financial intermediaries.

The Distribution and Service Plan is operated as a “compensation” plan, as payments may be made for services rendered to the ProFunds regardless of the level of expenditures by the Authorized Firms. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution and Service Plan in connection with their annual consideration of the Distribution and Service Plan’s renewal. The Distribution and Service Plan authorizes payments as compensation or reimbursement for activities such as, without limitation: (1) advertising; (2) compensation of ProFunds Distributors, Inc., securities broker-dealers and sales personnel; (3) production and dissemination of Service Class prospectuses to prospective investors; (4) printing and mailing sales and marketing materials; (5) capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead or financing charges; (6) receiving and processing shareholder orders; (7) performing the accounting for Service Class shareholder accounts; (8) maintaining retirement plan accounts; (9) answering questions and handling correspondence for individual accounts; (10) acting as the sole shareholder of record for individual shareholders; (11) issuing shareholder reports and transaction confirmations; (12) executing daily investment “sweep” functions; and (13) furnishing investment advisory services.

The Distribution and Service Plan and Distribution and Service Agreements continue in effect from year-to-year only if such continuance is specifically approved annually by a vote of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Distribution and Service Plan or the related Distribution and Service Agreements. All material amendments of the Distribution and Service Plan must also be approved by the Trustees in the manner described above. The Distribution and Service Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding Service Class Shares of the affected ProFund. The Distribution and Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Class Shares of the affected ProFund on not more than 60 days’ written notice to any other party to the Distribution and Service Agreements. The Distribution and Service Agreements shall terminate automatically if assigned. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Distribution and Service Plan will benefit the ProFunds and holders of Service Class Shares of the ProFunds. In the Trustees’ quarterly review of the Distribution and Service Plan and Distribution and Service Agreements, they will consider their continued appropriateness and the level of compensation and/or reimbursement provided therein.

The Distribution and Service Plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of Service Class investors. These activities and services are intended to make Service Class Shares an attractive investment alternative, which may lead to increased assets, increased investment opportunities and diversification, and reduced per share operating expenses.

ADMINISTRATIVE SERVICES

The ProFunds may participate in “fund supermarkets” and other programs in which a third-party financial intermediary maintains records of beneficial or indirect ownership interests in the ProFunds. These programs include any type of arrangement through which investors have a beneficial or indirect ownership interest in the ProFunds via omnibus accounts, common or collective trust funds, employee benefit plan trusts or similar arrangements (each a “financial intermediary account”). Under these programs, the Trust, on behalf of the ProFunds, may enter into the administrative services agreements with financial intermediaries pursuant to which financial intermediaries will provide administrative services with respect to the ProFunds. These services may include, but are not limited to: shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting. Depending on the arrangements, the ProFunds and/or the Advisor may compensate such financial intermediaries or their agents directly or indirectly for such administrative services.

During the fiscal year ended December 31, 2002, the U.S. Government 10 ProFund and the U. S. Government 30 ProFund had not commenced operations.

For these services, the Trust may pay each financial intermediary (i) a fee based on average daily net assets of each ProFund that are invested in such ProFund through the financial intermediary account, or (ii) an annual fee that may vary depending upon the assets in the financial intermediary account. The financial intermediary may impose other account or service charges directly to account holders. Please refer to information provided by the financial intermediary for additional information regarding such charges.

During the fiscal year ended December 31, 2002, the U.S. Government 10 ProFund and the U.S. Government 30 ProFund had not commenced operations.

COSTS AND EXPENSES

Each ProFund bears all expenses of its operations other than those assumed by the Advisor or the Administrator. ProFund expenses include, without limitation: the management fee; administrative and transfer agency and shareholder servicing fees; custodian and accounting fees and expenses, legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; and non-interested Trustees’ fees and expenses.

ORGANIZATION AND DESCRIPTION OF SHARES OF BENEFICIAL INTEREST

ProFunds (the “Trust”) is a registered open-end investment company under the 1940 Act. The Trust was organized as a Delaware statutory trust on April 17, 1997, and has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of multiple separately managed series. Other separate series may be added in the future. Each ProFund offers two classes of shares: the Service Class Shares and the Investor Class Shares.

All shares of the ProFunds are freely transferable. The Trust shares do not have preemptive rights or cumulative voting rights, and none of the shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Trust shares have equal voting rights, except that, in a matter affecting a particular series or class of shares, only shares of that series or class may be entitled to vote on the matter.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding shares of the Trust, the Trust will call a meeting of ProFunds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Declaration of Trust of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Declaration of Trust provides for indemnification of the Trust’s property for all loss and expense of any ProFunds shareholder held personally liable for the obligations of the Trust. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which loss of account of shareholder liability is limited to circumstances in which the ProFunds itself would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a ProFund does not grow to a size to permit it to be economically viable, the ProFund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

CAPITALIZATION

As of [            ], no person owned of record, or to the knowledge of management beneficially owned, five percent or more of the outstanding shares of a ProFund (or class of shares thereof).

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the ProFunds and the purchase, ownership, and disposition of ProFund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, banks and life insurance companies). This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of ProFund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each of the ProFunds intends to be taxed each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. Accordingly, each ProFund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the ProFund’s assets is represented by cash, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the ProFund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies).

As a RIC, a ProFund generally will not be subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the ProFund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each ProFund intends to distribute substantially all of such income.

If, in any taxable year, a ProFund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the ProFund in computing its taxable income. In addition, the ProFund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends ( which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as long-term capital gains. If a ProFund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the ProFund failed to qualify as a RIC for a period greater than one taxable year, the ProFund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the ProFund had been liquidated) in order to qualify as a RIC in a subsequent year.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the ProFund level. To avoid the tax, each ProFund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the ProFunds intend to make distributions in accordance with the calendar year distribution requirement.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the ProFund in October, November or December of that year with a record date in such a month and paid by the ProFund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

The amount of an income dividend or capital gains distribution declared by a ProFund during October, November or December of a year to shareholder of record as of a specified date in such a month that is paid during January of the following year will be deemed to be received by shareholders on December 31 of the prior year.

A dividend or capital gains distribution with respect to shares of a ProFund held by a tax-deferred or qualified plan, such as an IRA, retirement plan or corporate pension or profit sharing plan, will not be taxable to the plan. Distribution from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

MARKET DISCOUNT

If a ProFund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is “market discount”. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the ProFund in each taxable year in which the ProFund owns an interest in such debt security and receives a principal payment on it. In particular, the ProFund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a ProFund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the ProFund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”

ORIGINAL ISSUE DISCOUNT

Certain debt securities acquired by the ProFunds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a ProFund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the ProFunds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

Any regulated futures contracts and certain options (namely, nonequity options and dealer equity options) in which a ProFund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses; however foreign currency gains or losses arising from certain section 1256 contracts are ordinary in character. Also, section 1256 contracts held by a ProFund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Transactions in options, futures and forward contracts undertaken by the ProFunds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a ProFund, and losses realized by the ProFund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a ProFund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the ProFunds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a ProFund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

CONSTRUCTIVE SALES

Under certain circumstances, each ProFund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, each ProFund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon each ProFund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on each ProFund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not generally apply to transactions if such transaction is closed before the end of the 30th day after the close of the ProFund’s taxable year and the ProFund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed.

DISTRIBUTIONS

Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by a ProFund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the ProFund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may deduct the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the ProFund as capital gain dividends, whether paid in cash or in shares, are taxable as gain from the sale or exchange of an asset held for more than one year, regardless of how long the shareholder has held the ProFund’s shares. Capital gains dividends are not eligible for the dividends received deduction.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

If the net asset value of shares is reduced below a shareholder’s cost as a result of a distribution by a ProFund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a ProFund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

If a shareholder has chosen to receive distributions in cash, and the postal (or other delivery) service is unable to deliver checks to the shareholder’s address of record, ProFunds will change the distribution option so that all distributions are automatically reinvested in additional shares. ProFunds will not pay interest on uncashed distribution checks.

DISPOSITION OF SHARES

Upon a redemption, sale or exchange of shares of a ProFund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a ProFund’s shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING

Each ProFund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. The backup withholding rate is the fourth lowest tax rate applicable to an unmarried individual, which is 28.0% in 2003. Federal tax will be withheld if (1) the shareholder fails to furnish the ProFund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the ProFund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s federal income tax liability.

OTHER TAXATION

Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax laws (e.g. banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.

EQUALIZATION ACCOUNTING

Each ProFund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, each ProFund may on its tax return treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the ProFund’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the ProFund is required to distribute as dividends to shareholders in order for the ProFund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the ProFund’s shares; the total return on a shareholder’s investment will not be reduced as a result of the ProFund’s distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

PERFORMANCE INFORMATION

During the fiscal year ended December 31, 2002, the U. S. Government 10 ProFund and the U. S. Government 10 ProFund had not commenced operations.

TOTAL RETURN CALCULATIONS

From time to time, each of the ProFunds may advertise its historical performance. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Before-Tax Performance. All pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a ProFund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge (if any), for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of ProFund shares. The calculation of after-tax performance assumes the highest individual marginal federal income tax rates currently in effect at the time of the distribution or liquidation. The impact of taxes on the ProFunds’ distributions corresponds to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gains distribution rate for short-term capital gains distributions, and long-term capital gains distribution rate for long-term capital gains distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Standardized total return quotations will be compared separately for each of the Investor Class and Service Class Shares. Because of differences in the fees and/or expenses borne by each of the Investor Class and Service Class Shares, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

YIELD CALCULATIONS

From time to time, the U. S. Government 10 ProFund and the U. S. Government 10 ProFund may advertise their “yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance.

COMPARISONS OF INVESTMENT PERFORMANCE

Performance of a ProFund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of a ProFund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for a ProFund, comparisons of the performance information of the ProFund for a given period to the performance of recognized, unmanaged indexes for the same period may be made. Such indexes include, but are not limited to, ones provided by Dow Jones & Company, Standard & Poor’s Corporation, Lipper Analytical Services, Inc., Shearson Lehman Brothers, the National Association of Securities Dealers, Inc., The Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, the Philadelphia Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times-Stock Exchange, and the Nikkei Stock Average and Deutsche Aktienindex, all of which are unmanaged market indicators. Such comparisons can be a useful measure of the quality of a ProFund’s investment performance

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger’s Magazine, Personal Investor, Morningstar, Inc., and similar sources which utilize information compiled (i) internally, (ii) by Lipper Analytical Services, Inc. (“Lipper”), or (iii) by other recognized analytical services, may be used in sales literature. The total return of each ProFund also may be compared to the performances of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper and CDA Investment Technologies, Inc., among others.

Further information about the performance of the ProFunds will be contained in the ProFunds’ annual reports to shareholders, which may be obtained without charge by writing to the ProFunds at the address or telephoning the ProFunds at the telephone number set forth on the cover page of this SAI.

RATING SERVICES

The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group and Fitch IBCA, Inc. represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this SAI.

Other Information

The ProFunds are not sponsored, endorsed, sold, or promoted by Standard & Poor’s, NASDAQ, the Philadelphia Stock Exchange, the Frank Russell Company or Dow Jones, and neither Standard & Poor’s, NASDAQ, the Philadelphia Stock Exchange nor the Frank Russell Company makes any representations regarding the advisability of investing in securities generally or in the ProFunds particularly or in the ability of any of the indices related to such companies, as set forth below (the “Indices”), to track general stock market performance. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “500®,” “S&P Mid-Cap 400,” Standard & Poor’s Mid-Cap 400,” “S&P Small-Cap 600,” “Standard & Poor’s Small-Cap 600,” “S&P 500/BARRA Value Index,” “S&P 500/BARRA Growth Index,” “S&P Mid-Cap 400/BARRA Growth Index,” “S&P Mid-Cap 400/BARRA Value Index,” “S&P Small-Cap 600/BARRA Growth Index,” and “S&P Small-Cap 600/BARRA Value Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProFunds. “Russell 2000®

Index” is a trademark of the Frank Russell Company. “NASDAQ-100 Index®” is a trademark of the NASDAQ Stock Markets, Inc. (“NASDAQ”). “Philadelphia Stock Exchange™ Gold/Silver SectorSM Index” is a service mark of the Philadelphia Stock Exchange. “Dow Jones, “Dow 30,” “Dow Jones Industrial Average,” “DJIA,” and the name of each Dow Jones U.S. index are service marks of Dow Jones & Company, Inc.

S&P’s, NASDAQ’s , Frank Russell Company’s, Philadelphia Stock Exchange’s and Dow Jones’s (the “Licensors”) only relationship to the ProFunds (the “Licensee”) is the licensing of certain trademarks and trade names of the Licensors. The Licensors have no obligation to take the needs of the Licensee or owners of the shares of the ProFunds into consideration in determining, composing or calculating the Indices. The Licensors are not responsible for and have not participated in the determination or calculation of the equation by which the shares of ProFunds are to be converted into cash. The Licensors have no obligation or liability in connection with the administration, marketing or trading of ProFunds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

“Dow Jones” and the name of each Dow Jones indexes are service marks of Dow Jones & Company, Inc.

Dow Jones does not:

•	Recommend that any person invest in the ProFunds or any other securities.

•	Have any responsibility or liability for or make any decisions about timing, amount or pricing of the ProFunds.

•	Have any responsibility or liability for the administration, management or marketing of the ProFunds.

•	Consider the needs of the ProFunds or investors in the ProFunds in determining, composing or calculating their indices or have any obligation to do so.

Dow Jones will not have any liability in connection with the ProFunds. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about:

•	The results to be obtained by the ProFunds, investors in the ProFunds or any other person in connection with the use of the Dow Jones sector indices, the DJIA and the data included in such indices;

•	The accuracy or completeness of the Dow Jones sector indices, the DJIA and their data; or

•	The merchantability and the fitness for a particular purpose or use of the Dow Jones sector indices, the DJIA and their data.

Dow Jones will have no liability for any errors, omission or interruptions in the Dow Jones sector indices, the DJIA or their data.

Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between ProFunds and Dow Jones is solely for their benefit and not for the benefit of the investors in the ProFunds or any other third parties.

FINANCIAL STATEMENTS

The Report of Independent Accountants and Financial Statements of the ProFunds for the fiscal year ended [                  ] are incorporated herein by reference to the Trust’s Annual Report, such Financial Statements having been audited by [                ], independent accountants, and are so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting. Copies of such Annual Report are available without charge upon request by writing to ProFunds, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning (888) 776-3637.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY PROFUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY PROFUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

DESCRIPTION OF S&P’S CORPORATE RATINGS:

AAA: Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issuers only in small degree.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S CORPORATE BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge”. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH INVESTORS SERVICE’S CORPORATE BOND RATINGS:

AAA: Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA: Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secure but influenced as the ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF S&P’S MUNICIPAL BOND RATINGS:

AAA-Prime: These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds: In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds: Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA: High Grade. The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P’s letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY’S MUNICIPAL BOND RATINGS:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody’s may apply the numerical modifier in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P’S MUNICIPAL NOTE RATINGS:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY’S MUNICIPAL NOTE RATINGS:

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody’s Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans the designation MIG-2/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to posses overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY’S COMMERCIAL PAPER RATINGS:

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH INVESTORS SERVICE’S COMMERCIAL PAPER RATINGS:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF FITCH INVESTORS SERVICE’S COMMERCIAL PAPER RATINGS:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business economic or financial conditions may increase investment risk albeit not very significantly.

A: Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB: Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

BB: Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

B: Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

CCC: Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

CC: Obligations which are highly speculative or which have a high risk of default.

C: Obligations which are currently in default.

Notes: “+” or “-”.

DESCRIPTION OF FITCH INVESTORS SERVICE’S COMMERCIAL PAPER RATINGS:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely business, economic or financial conditions.

A3: Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

B: Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

C: Obligations for which there is an inadequate capacity to ensure timely repayment.

D: Obligations which have a high risk of default or which are currently in default.

DESCRIPTION OF THOMSON BANK WATCH SHORT-TERM RATINGS:

TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as of issues rated ‘TBW-1’.

TWB-3: The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TWB-4: The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMSON BANKWATCH LONG-TERM RATINGS:

AAA: The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA: The second -highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highs category.

A: The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated “A” could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB: The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated “BBB” are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE (ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

BB: While not investment grade, the “BB” rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B: Issues rated “B” show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC: Issues rate “CCC” clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC-”CC”: is applied to issues that are subordinate to other obligations rated “CCC” and are afforded less protection in the event of bankruptcy or reorganization.

D: Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation “local currency.”

A RATING IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

Part C

Other Information

ITEM 23. Exhibits

(a	) (1)	Certificate of Trust of ProFunds (the “Registrant”) (1)

(a	) (2)	First Amended Declaration of Trust of the Registrant (2)

(a	) (3)	Form of Establishment and Designation of Series dated February 18, 1998(5)

(a	) (4)	Form of Establishment and Designation of Series dated February 23, 1999 (5)

(a	) (5)	Form of Establishment and Designation of Eleven Series dated October 15, 1999 (6)

(a	) (6)	Form of Establishment and Designation of Three Series (7)

(a	) (7)	Form of Establishment and Designation of Seventeen Series (8)

(a	) (8)	Form of Establishment and Designation of Series (9)

(a	) (9)	Form of Amended Designation of Series (9)

(a	) (10)	Form of Establishment and Designation of Four Series (10)

(a	) (11)	Form of Establishment and Designation of Series (11)

(a	) (12)	Form of Establishment and Designation of Series (12)

(a	) (13)	Form of Amended Designation of Series dated January 22, 2001 (14)

(a	) (14)	Form of Amended Designation of Series dated May 1, 2001 (14)

(a	) (15)	Form of Establishment and Designation of One Series (14)

(a	) (16)	Form of Establishment and Designation of Twelve Series (15)

(a	) (17)	Form of Establishment and Designation of Six Series (16)

(a	) (18)	Form of Establishment and Designation of Six Series (16)

(a	) (19)	Form of Amended Designation of Series dated May 1, 2002 (16)

(a	) (20)	Form of Establishment and Designation of Two Series (17)

(a	) (21)	Form of Establishment and Designation of Two Series (17)

(a	) (22)	Form of Establishment and Designation of Two Series (to be filed by Amendment)

(b	)	By-laws of Registrant (2)

(c	)	Not Applicable

(d	) (1)	Form of Investment Advisory Agreement (2)

(d	) (2)	Investment Advisory Agreement for Cash Management Portfolio (7)

(d	) (3)	Amendment to Investment Advisory Agreement between ProFunds and ProFund Advisors LLC (7)

(d	) (4)	Investment Advisory Agreement for UltraEurope and UltraShort Europe ProFunds (4)

(d	) (5)	Form of Amended and Restated Investment Advisory Agreement (8)

(d	) (6)	Form of Amended and Restated Investment Advisory Agreement (9)

(d	) (7)	Form of Amended and Restated Investment Advisory Agreement (10)

(d	) (8)	Form of Amended and Restated Investment Advisory Agreement (11)

(d	) (9)	Form of Amended and Restated Investment Advisory Agreement (12)

(d	) (10)	Form of Amended and Restated Investment Advisory Agreement (13)

(d	) (11)	Form of Amended and Restated Investment Advisory Agreement (15)

(d	) (12)	Form of Amended and Restated Investment Advisory Agreement (16)

(d	) (13)	Form of Amended and Restated Investment Advisory Agreement (17)

(d	) (14)	Form of Amended and Restated Investment Advisory Agreement (18)

(e	) (1)	Form of Distribution Agreement and Dealer Agreement (2)

(f	)	Not Applicable

(g	) (1)	Form of Custody Agreement with UMB Bank, N.A. (2)

(g	) (2)	Amendment to Custody Agreement with UMB Bank, N.A. (3)

(g	) (3)	Form of Foreign Custody Manager Delegation Agreement (10)

(h	) (1) (i)	Form of Transfer Agency Agreement (2)

(h	) (1) (ii)	Form of Amendment to Transfer Agency Agreement (18)

(h	) (2)	Form of Administration Agreement (2)

(h	) (3)	Form of Administration and Services Agreement incorporated by reference to Bankers Trust Company’s Registration Statement on Form N-1A (File No. 811-06073) filed with the Commission on April 24, 1996.

(h	) (4)	Form of Fund Accounting Agreement (2)

(h	) (5) (i)	Form of Management Services Agreement (2)

(h	) (5) (ii)	Amendment to Management Services Agreement with respect to the UltraShort OTC ProFund (3)

(h	) (5) (iii)	Form of Amended and Restated Management Services Agreement (4)

(h	) (5) (iv)	Form of Amended and Restated Management Services Agreement (16)

(h	) (5) (v)	Form of Revised Schedule A to Amended and Restated Management Services Agreement (18)

(h	) (6)	Form of Omnibus Fee Agreement with BISYS Fund Services LP (2)

(h	) (7)	Form of Amendment to Omnibus Fee Agreement (6)

(h	) (8)	Form of Participation Agreement (18)

(h	) (9)	Form of Administrative Services Agreement (6)

(h	) (10)	Form of Expense Limitation Agreement (19)

(i	)	Opinion and Consent of Counsel to the Registrant (2)

(j	)	None

(k	)	None

(l	)	Purchase Agreement dated October 10, 1997 between the Registrant and National Capital Group, Inc. (2)

(m	) (1)	Form of Distribution Plan (6)

(m	) (2)	Form of Services Agreement (6)

(m	) (3)	Form of Distribution and Service Plan (13)

(m	) (4)	Form of Related Agreement to the Distribution and Service Plan (18)

(n	) (1)	Multiple Class Plan (7)

(n	) (2)	Form of Amended and Restated Multi-Class Plan (8)

(n	) (3)	Form of Amended and Restated Multi-Class Plan (9)

(n	) (4)	Form of Amended and Restated Multi-Class Plan (10)

(n	) (5)	Form of Amended and Restated Multi-Class Plan (11)

(n	) (6)	Form of Amended and Restated Multi-Class Plan (12)

(n	) (7)	Form of Amended and Restated Multi-Class Plan (15)

(n	) (8)	Amended Schedule A to Form of Amended and Restated Multi-Class Plan (16)

(n	) (9)	Form of Revised Schedule A to Amended and Restated Multi-Class Plan (17)

(o	) (1)	Powers of Attorney of Trustees and Officers of Cash Management Portfolio (previously p(1)) (18)

(o	) (2)	Powers of Attorney of ProFunds (4)

(p	) (1)	Form of Code of Ethics of Registrant (9)

(p	) (2)	Form of Code of Ethics of ProFund Advisors LLC (9)

(p	) (3)	Form of Code of Ethics of BISYS and Certain Affiliated Companies of BISYS which includes ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.) (14)

(1)	Filed with initial registration statement.
(2)	Previously filed on October 29, 1997 as part of Pre-Effective Amendment No. 3 and incorporated by reference herein.
(3)	Previously filed on February 24, 1998 as part of Post-Effective Amendment No. 1 and incorporated by reference herein.
(4)	Previously filed on March 2, 1999 as part of Post-Effective Amendment No.4 and incorporated by reference herein.
(5)	Previously filed on August 4, 1999 as part of Post-Effective Amendment No. 6 and incorporated by reference herein.
(6)	Previously filed on October 15, 1999 as part of Post-Effective Amendment No. 8 and incorporated by reference herein.
(7)	Previously filed on November 15, 1999 as part of Post-Effective Amendment No. 9 and incorporated by reference herein.
(8)	Previously filed on December 23, 1999 as part of Post-Effective Amendment No. 10 and incorporated by reference herein.
(9)	Previously filed on May 1, 2000 as part of Post-Effective Amendment No. 13 and incorporated by reference herein.
(10)	Previously filed on July 13, 2000 as part of Post-Effective Amendment No. 14 and incorporated by reference herein.
(11)	Previously filed on September 1, 2000 as part of Post-Effective Amendment No. 15 and incorporated by reference herein.
(12)	Previously filed on January 12, 2001 as part of Post-Effective Amendment No. 16 and incorporated by reference herein.

(13)	Previously filed on March 2, 2001 as part of Post-Effective Amendment No. 17 and incorporated by reference herein.
(14)	Previously filed on May 1, 2001 as part of Post-Effective Amendment No. 18 and incorporated by reference herein.
(15)	Previously filed on June 19, 2001 as part of Post-Effective Amendment No. 19 and incorporated by reference herein.
(16)	Previously filed on April 29, 2002 as part of Post-Effective Amendment No. 21 and incorporated by reference herein.
(17)	Previously filed on July 2, 2002 as part of Post-Effective Amendment No. 22 and incorporated by reference herein.
(18)	Previously filed on February 28, 2003 as part of Post-Effective Amendment No. 23 and incorporated by reference herein.
(19)	Previously filed on April 30, 2003 as part of Post-Effective Amendment No. 24 and incorporated by reference herein.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

None.

ITEM 25. Indemnification

The Registrant (also, the “Trust”) is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of April 17, 1997 (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a)	no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misconduct, bad faith, gross negligence, or reckless disregard of his duties;

(b)	officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c)	expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26. Business and Other Connections of Investment Adviser

ProFund Advisors LLC, is a limited liability company formed under the laws of the State of Maryland on May 8, 1997. Information relating to the business and other connections of Deutsche Asset Management, Inc. (formerly Bankers Trust), which serves as investment adviser to the Cash Management Portfolio, and each director, officer or partner of Deutsche Asset Management are hereby incorporated by reference to disclosures in Item 28 of the registration statement of BT Institutional Funds (File Nos. 33-34079 and 811-6071). For additional information, please see the Trust’s Statements of Additional Information.

ITEM 27. Principal Underwriter

ProFunds Distributors, Inc. (formerly Concord Financial Group, Inc.), 3435 Stelzer Road, Columbus, Ohio 43219 acts solely as interim distributor for the Registrant. The officers of ProFunds Distributors, Inc., all of whose principal business address is set forth above, are:

Name	Principal Position and Officers with ProFunds Distributors, Inc.	Position and Officers With Registrant
William J. Tomko	President	None
Kevin J. Dell	Secretary	None
Edward S. Forman	Assistant Secretary	None
Dennis R. Sheehan	Director	None
Andrew Corbin	Treasurer & Director	None
Robert A. Bucher	Financial & Operations Principal	None
Richard F. Froio	Vice President and Chief Compliance Officer	None
Charles L. Booth	Vice President and Assistant Compliance Officer	None

ITEM 28. Location of Accounts and Records

All accounts, books, and records required to be maintained and preserved by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at:

(1)	ProFund Advisors LLC, 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland (records relating to its functions as investment adviser and manager);

(2)	BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio and 60 State Street, Boston, Massachusetts 02109 (records relating to the administrator, fund accountant and transfer agent).

(3)	UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri for each ProFund (records relating to its function as Custodian)

ITEM 29. Management Services

None.

ITEM 30. Undertakings

(a)	Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant’s outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of Section 16(c) of the Investment Company Act of 1940.

(b)	Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual Report to shareholders, upon request and without charge.

SIGNATURES

PROFUNDS

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on September 26, 2003.

PROFUNDS

/s/ MICHAEL L. SAPIR
Michael L. Sapir, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/ MICHAEL L. SAPIR Michael L. Sapir	Trustee, Chairman	September 26, 2003

/s/ RUSSELL S. REYNOLDS, III Russell S. Reynolds, III	Trustee	September 26, 2003

/s/ MICHAEL WACHS Michael Wachs	Trustee	September 26, 2003

/s/ LOUIS M. MAYBERG Louis M. Mayberg	President	September 26, 2003

/s/ TROY A. SHEETS Troy A. Sheets	Treasurer	September 26, 2003